DERIVATIVES, Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives [Abstract]
Fair value of derivative assets	$ 1,905	$ 241
Fair value of derivative liabilities	$ 13,281	19,327
LIBOR [Member] | Minimum [Member]
Derivatives [Abstract]
Term of variable rate	1 month
LIBOR [Member] | Maximum [Member]
Derivatives [Abstract]
Term of variable rate	3 months
Debt with Floating Interest Rates Associated with Aircraft with Fixed Rate Rentals [Member]
Derivatives [Abstract]
Debt	$ 900,000
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Notional amounts	800,000	1,000,000
Fair value of derivative assets	1,900	200
Fair value of derivative liabilities	$ 13,300	$ 19,300